Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Acquired Intangible Assets, Net [Abstract]
Schedule of intangible assets
	December, 31
	2015				2016
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Intangible assets not subject to amortization:
Commodities trading right	$1,216,582	-	$(250,360)	$966,222	$908,174	-	$(619,865)	$288,309

Intangible assets subject to amortization:
Customer relationship	1,184,243	(610,931)	-	573,312	1,108,548	(617,264)	(491,284)	-
PIBA license	-	-	-	-	112,183	(3,739)	-	108,444
	$2,400,825	$(610,931)	$(250,360)	$1,539,534	$2,128,905	$(621,003)	$(1,111,149)	$396,753